Concessions payable	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Concessions payable

13.    Concessions payable

Accounting policy

The balance of lease installments involved in lawsuits with the granting authority is recorded in this account. The initial registration takes place at the amount of the installment at maturity, by transferring the “Leases” account. Subsequently, the values are corrected by Selic.

Balances paid in installments with the Granting Authority are kept in this account. The initial registration is for the amount remaining due from the resolution of the dispute. The values are corrected by Selic until payment.

This account also includes balances payable in connection with the granting of concession rights (“Concessions”), initially recorded as a contra entry to intangible assets (Note 11.2). Subsequent measurement occurs at the effective rate.

	December 31, 2021	December 31, 2020
Court discussion
Rumo Malha Paulista S.A.	55,170	101,871
Rumo Malha Oeste S.A.	1,747,233	1,617,764
	1,802,403	1,719,635
Railroad concession payable
Rumo Malha Paulista S.A.	1,145,450	1,154,919

Payables
Rumo Malha Sul S.A.	85,713	84,637
Rumo Malha Paulista S.A.	20,682	24,151
	106,395	108,788
Total	3,054,248	2,983,342
Current	160,771	158,705
Non-current	2,893,477	2,824,637

Court Discussion

Rumo Malha Oeste also pleads for the reestablishment of the economic and financial balance, lost due to the cancellation of transportation contracts existing at the time of privatization, configuring changes in the regulatory scenario and conditions established in the Privatization Notice - in addition, the growth forecasts that defined the business value did not materialize. The lawsuit is pending before the Federal Regional Court of the second Region. The amount referring to the Company’s overdue installments was guaranteed by the acquisition of public debt securities (Letras Financeiras do Tesouro) or “LFT.” In March 2008, the Company obtained authorization to replace the guarantee with bank guarantee and in May 2008 the Company redeemed the amounts. In December 2014, a decision was handed down that upheld the lawsuit, recognizing the occurrence of economic and financial imbalance in the contracts. In December 2015, a request for replacement of letters of guarantee presented by the Company with guaranteed insurance was granted. An appeal judgment is pending before the Federal Regional Court (Tribunal Regional Federal), or “TRF.”

Management, supported by the opinion of its lawyers, assesses the chances of success as probable, but maintains the record of the liability because it is a contractual obligation not yet withdrawn from the Company, and because the amount is still pending.

On July 21, 2020, the Company filed with the ANTT, a request to qualify for a new bidding process to third parties of the object of the Concession Contract signed between Rumo Malha Oeste and the Brazilian government, through the Ministry of Transport (“Re-bidding Process”), according to Federal Law No. 13,448 of June 5, 2017, and regulated by Decree No. 9,957 of August 7, 2019.

Judicial deposits at December 31, 2021 and 2020 concerning the above claims are as follows:

	December 31, 2021	December 31, 2020
Rumo Malha Oeste S.A.	22,119	22,119
	22,119	22,119

Railroad concession payable

As a condition for entering into the renewal amendment for Rumo Malha Paulista, there was a need for the Company to resolve the dispute involving the economic and financial rebalancing of the original contract. To this end, an agreement was signed between Rumo Malha Paulista, Brazilian government and ANTT, in which it was agreed: i) a credit in favor of the Company related to labor liens paid up to 2005; ii) the conversion of existing judicial deposits in favor of the Union; iii) an uncontroversial balance in favor of the Federal Government, divided into eight annual installments adjusted by Selic; iv) a portion of liabilities to be offset against potential credits in favor of the Company, these credits, subject to the assessment to be carried out by a working group involving the parties.

The effects of the offsetting of balances were updated up to the registration date and resulted in a reversal of R$479,563 (R$348,319 in other expenses and R$131,243 in the financial result). As a result of the agreement, suspensions of the proceedings for return lawsuits filed by Rumo against the Brazilian government were required to determine labor claims that were not part of the agreement (from 2005), and which will be the subject of an investigation to be carried out by working group involving the parties. In parallel, the parties will submit a request for judicial approval of the agreement in the records of the economic and financial rebalancing action of the contract.

Leases and grants under IFRS 16 (Note 6.7)

	December 31, 2021	December 31, 2020
Leases
Rumo Malha Sul	623,155	600,745
Rumo Malha Paulista	508,169	475,647
Rumo Malha Oeste	216,101	179,568
Elevações Portuárias	97,046	76,925
Portofer	13,921	12,463
	1,458,392	1,345,348
Grants
Rumo Malha Paulista (renewal)	590,594	492,222
Rumo Malha Central S.A.	614,410	491,354
	1,205,004	983,576
Total	2,663,396	2,328,924
Current	274,774	232,212
Non-current	2,388,622	2,096,712